12. Stockholders' Equity (Deficiency) (Details 2) (Stock Incentive Plan To Employees And Directors)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan To Employees And Directors
Expected life (years) minimum	2 years 5 months	0 years
Expected life (years) maximum	3 years 9 months 18 days	0 years
Expected volatility minimum	44.20%	0.00%
Expected volatility maximum	50.90%	0.00%
Weighted-average volatility	49.00%	0.00%
Risk-free interest rate, Minimum	0.31%	0.00%
Risk-free interest rate, Maximum	0.60%	0.00%
Dividend yield	0.00%	0.00%
Expected forfeiture rate	1.70%	0.00%